Debt (Narrative) (Details) - USD ($)	1 Months Ended		12 Months Ended
	Apr. 30, 2017	Mar. 31, 2016	Dec. 31, 2017	Jan. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Commercial paper outstanding			$ 0		$ 50,000,000
Debt maturity	$ 250,000,000
3.30% Senior Debt Obligations Due 2023
Debt Instrument [Line Items]
Interest rate		3.30%	3.30%
Debt instrument, amount		$ 350,000,000
Debt instrument, term		7 years
3.75% Senior Debt Obligations Due 2026
Debt Instrument [Line Items]
Interest rate			3.75%
Amended Revolving Credit Facility November 24, 2015
Debt Instrument [Line Items]
Debt instrument, term			5 years
Revolving credit facility, borrowing capacity			$ 1,500,000,000.0
Revolving credit facility, amount outstanding			0
Other Debt Facilities
Debt Instrument [Line Items]
Revolving credit facility, amount outstanding			0		1,600,000
Debt instrument, unused borrowing capacity			624,000,000		$ 376,000,000
Commercial Paper
Debt Instrument [Line Items]
Short-term debt			$ 1,500,000,000
Senior Notes | 2.75% Senior Debt Obligations Due 2022
Debt Instrument [Line Items]
Interest rate				2.75%
Debt instrument, amount				$ 500,000,000
Senior Notes | 4.35% Senior Debt Obligations Due 2047
Debt Instrument [Line Items]
Interest rate				4.35%
Debt instrument, amount				$ 500,000,000